Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2018
Registrant Name	Mercer Funds
Entity Central Index Key	0001320615
Amendment Flag	false
Document Creation Date	Jul. 27, 2018
Document Effective Date	Jul. 31, 2018
Prospectus Date	Jul. 31, 2018